Operating loss / profit (Details) - Schedule Of Operating Profit or Loss - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Operating Profit Loss [Line Items]
Depreciation of tangible assets	£ 368,699	£ 417,606	£ 552,293	£ 536,319	£ 438,768
Impairment of trade debtors	1,326,832	170,345	277,682	439,829	537,976
Equity-settled share-based payments (credit)/expense	0	(1,333)	(1,333)	7,296	8,818
Cash-settled share-based payments	10,442,728	(1,333)
Foreign exchange differences	£ (1,607,419)	£ (57,806)	£ 278,611	£ 451,027	£ (122,097)